7. ASSET RETIREMENT OBLIGATIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations	$ 163,020	$ 138,728
Accretion expense	$ 13,970	$ 6,566	$ 13,622